Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000
Common Class A [Member]
Ordinary shares, shares issued	29,671,195	39,171,195
Ordinary shares, shares outstanding	29,671,195	39,171,195
Common Class B [Member]
Ordinary shares, shares issued	201,238,020	211,839,885
Ordinary shares, shares outstanding	201,238,020	211,839,885